Exhibit 99.1

GM Financial Automobile Leasing Trust 2021-1

1.02% Exchange Note

Class A-1 0.11542% Asset Backed Notes

Class A-2 0.17% Asset Backed Notes

Class A-3 0.26% Asset Backed Notes

Class A-4 0.33% Asset Backed Notes

Class B 0.54% Asset Backed Notes

Class C 0.70% Asset Backed Notes

Class D 1.01% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	12/01/21
End of Period:	12/31/21
Number of days in Interest Period (Actual/360):	31
Number of days in Collection Period:	31
Report Due Date:	01/18/22
Distribution Date:	01/20/22
Transaction Month:	11

				Original Agg.
2021-1 Designated Pool	Units	Start Date	Closing Date	Securitization Value
	63,387	01/06/2021	02/24/2021	$1,639,803,596

Total	63,387			$1,639,803,596

RECONCILIATION OF 2021-1 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1}	Beginning of period Aggregate Securitization Value		{1}	$1,210,316,368

{2}	Reduction in Agg. Securitization Value due to payments	{2}	14,231,232
{3}	Reduction in Agg. Securitization Value due to Defaulted Leases	{3}	911,523
{4}	Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases	{4}	32,486,770
{5}	Other adjustments	{5}	0
{6}	Total change in Agg. Securitization Value		{6}	47,629,525

{7}	End of period Aggregate Securitization Value		{7}	$1,162,686,843

{8}	Pool Factor		{8}	70.904031%

RECONCILIATION OF 2021-1 EXCHANGE NOTE

{9}	Original Exchange Note Balance	{9}	$1,562,000,000

{10}	Beginning of period Exchange Note Balance	{10}	$1,132,512,772

{11}	Exchange Note Principal Payment Amount	{11}	47,629,525

{12}	End of period Exchange Note Balance	{12}	$1,084,883,247

{13}	Note Pool Factor	{13}	69.454753%

1

RECONCILIATION OF THE ASSET BACKED NOTES

			Class A-1	Class A-2	Class A-3	Class A-4
{14}	Original Note Balance	{14}	$192,000,000	$543,750,000	$483,730,000	$102,200,000

{15}	Beginning of period Note Balance	{15}	$0	$281,666,008	$483,730,000	$102,200,000

{16}	Noteholders’ Principal Distributable Amount	{16}	0	47,629,525	0	0
{17}	Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0
{18}	Aggregate Principal Parity Amount	{18}	0	0	0	0
{19}	Matured Principal Shortfall	{19}	0	0	0	0

{20}	End of period Note Balance	{20}	$0	$234,036,483	$483,730,000	$102,200,000

{21}	Note Pool Factor	{21}	0.000000%	43.041192%	100.000000%	100.000000%

			Class B	Class C	Class D	TOTAL
{22}	Original Note Balance	{22}	$71,330,000	$66,410,000	$41,000,000	$1,500,420,000

{23}	Beginning of period Note Balance	{23}	$71,330,000	$66,410,000	$41,000,000	$1,046,336,008

{24}	Noteholders’ Principal Distributable Amount	{24}	0	0	0	47,629,525
{25}	Noteholders’ Accelerated Principal Amount	{25}	0	0	0	0
{26}	Aggregate Principal Parity Amount	{26}	0	0	0	0
{27}	Matured Principal Shortfall	{27}	0	0	0	0

{28}	End of period Note Balance	{28}	$71,330,000	$66,410,000	$41,000,000	$998,706,483

{29}	Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%	66.561795%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Principal payment calculation:
{30}	Beginning of period Designated Pool Balance		{30}	$1,210,316,368

{31}	Ending Designated Pool Balance	{31}	1,162,686,843
{32}	Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33}	Sum of {31} + {32}		{33}	1,162,686,843

{34}	Exchange Note Principal Payment Amount {30} - {33}		{34}	$47,629,525

	Interest calculation:
		Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}		$1,132,512,772	$0	1.02%	30	30/360	$962,636

2

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

	Additions:
{36}	2021-1 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$21,058,254
{37}	Net Liquidation Proceeds collected during period	{37}	41,067,438
{38}	Investment Earnings	{38}	1,288
{39}	Investment Earnings - transferred to Indenture Note Collection Account	{39}	(1,288)
{40}	Deposit from Servicer	{40}	0

{41}	Total Additions:		{41}	62,125,692

	Distributions:
{42}	To the Servicer, Designated Pool Servicing Fee	{42}	1,008,597
{43}	To the 2021-1 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	962,636
{44}	To the 2021-1 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	47,629,525
{45}	To the 2021-1 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	0
{46}	To the 2021-1 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments	{46}	12,524,934

{47}	Total Distributions:		{47}	$62,125,692

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Noteholders’ Principal Distributable calculation:
{48}	Beginning Agg. Securitization Value	{48}	$1,210,316,368
{49}	Ending Agg. Securitization Value	{49}	1,162,686,843
{50}	Principal Distributable Amount {48} - {49}		{50}	47,629,525

{51}	Noteholders’ Principal Carryover Amount		{51}	0

{52}	Principal Distributable Amount + Noteholders’ Principal Carryover Amount			{52}	47,629,525

{53}	Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (i) through (xiii) to the Required Pro Forma Note Balance			{53}	47,629,525

{54}	Noteholders’ Principal Distributable Amount Lessor of {52} and {53}				{54}	$47,629,525

	Noteholders’ Interest Distributable calculation:
	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	0.11542%	31	Actual/360	$0
{56}	Class A-2	$281,666,008	0	0.17%	30	30/360	39,903
{57}	Class A-3	$483,730,000	0	0.26%	30	30/360	104,809
{58}	Class A-4	$102,200,000	0	0.33%	30	30/360	28,105
{59}	Class B	$71,330,000	0	0.54%	30	30/360	32,099
{60}	Class C	$66,410,000	0	0.70%	30	30/360	38,740
{61}	Class D	$41,000,000	0	1.01%	30	30/360	34,509

3

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

	Available Funds:
{62}	2021-1 Exchange Note Collections	{62}	$61,117,095
{63}	Investment Earnings	{63}	0
{64}	Investment Earnings - transferred from Exchange Note Collection Account	{64}	1,288
{65}	Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement	{65}	181
{66}	Optional Purchase Price	{66}	0
{67}	Indenture Section 5.4 disposition of Collateral	{67}	0
{68}	Available Funds:		{68}	61,118,564

{69}	Reserve Account Withdrawal Amount	{69}	0

{70}	Total Distributable Funds:		{70}	61,118,564

	Distributions:
{71}	To the Successor Servicer, unpaid transition expenses, pro rata	{71}	0
{72}	To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{72}	417
{73}	To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	208
{74}	To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{74}	0
{75}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{75}	0
{76}	Class A-2 Noteholders’ Interest Distributable Amount pari passu	{76}	39,903
{77}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{77}	104,809
{78}	Class A-4 Noteholders’ Interest Distributable Amount pari passu	{78}	28,105
{79}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{79}	0
{80}	Class B Noteholders’ Interest Distributable Amount	{80}	32,099
{81}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{81}	0
{82}	Class C Noteholders’ Interest Distributable Amount	{82}	38,740
{83}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84}	Class D Noteholders’ Interest Distributable Amount	{84}	34,509
{85}	Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{85}	0
{86}	Noteholders’ Principal Distributable Amount	{86}	47,629,525
{87}	To the Reserve Account, the Reserve Amount Required Amount	{87}	0
{88}	To the Noteholders, the Accelerated Principal Amount (as calculated below)	{88}	0
{89}	To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{89}	0
{90}	To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{90}	0
{91}	To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{91}	0
{92}	To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{92}	0
{93}	To the Issuer Trust Certificateholders, the aggregate amount remaining	{93}	13,210,249

{94}	Total Distributions:		{94}	$61,118,564

4

PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account	Lesser of (I) or (II)
{95}	Class A	$867,596,008	$1,162,686,843	$0	$60,945,122	$0
{96}	Class B	938,926,008	1,162,686,843	0	60,913,023	0
{97}	Class C	1,005,336,008	1,162,686,843	0	60,874,283	0
{98}	Class D	1,046,336,008	1,162,686,843	0	60,839,774	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{99}	Excess Total Available Funds			{99}	$13,210,249
{100}	Beginning Note Balance	{100}	1,046,336,008
{101}	Principal payments through Indenture Section 8.3 (a) (i) through (xv)	{101}	47,629,525
{102}	Pro-Forma Note Balance		{102}	998,706,483

{103}	Ending Aggregate Securitization Value	{103}	1,162,686,843
{104}	10% of Aggregate Securitization Value as of Cutoff ($163,980,360)	{104}	163,980,360
{105}	Required Pro Forma Note Balance {103} - {104}		{105}	998,706,483

{106}	Excess of Pro Forma Balance minus Required Pro Forma Balance {102} - {105}			{106}	0

{107}	Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance				{107}	$0

OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
{108}	Ending Aggregate Securitization Value	{108}	$1,162,686,843
{109}	End of Period Note Balance	{109}	1,084,883,247
{110}	Overcollateralization	{110}	77,803,596
{111}	Overcollateralization %		{111}	6.69%

	Asset Backed Notes:
{112}	Ending Aggregate Securitization Value	{112}	1,162,686,843
{113}	End of Period Note Balance	{113}	998,706,483
{114}	Overcollateralization	{114}	163,980,360
{115}	Overcollateralization %		{115}	14.10%

5

RECONCILIATION OF 2021-1 CASH RESERVE ACCOUNT

{116}	Specified Reserve Balance		{116}	$8,199,018

{117}	Beginning of Period Reserve Account balance		{117}	$8,199,018
{118}	Investment Earnings	{118}	181
{119}	From the Indenture Collection Account, the Reserve Account Required Amount	{119}	0
{120}	To the Indenture Collection Account, the Reserve Account Withdrawal Amount	{120}	0
{121}	Total Reserve balance available:		{121}	8,199,199

{122}	Specified Reserve Balance		{122}	8,199,018

{123}	Release Excess Cash to Indenture Collection Available Funds		{123}	181

{124}	End of period Reserve Account balance		{124}	$8,199,018

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

			Dollars	Percentage
{125}	Receivables with Scheduled Payment delinquent 61 days or more	{125}	$1,054,943	0.09%

{126}	Compliance (Trigger Violation is a Delinquency Rate Greater Than 1.40% )	{126}		Yes

By:	/s/ Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Controller – North America
Date:	January 14, 2022

6

GM Financial

GMALT 2021-1

Supplemental Monthly Data

December 31, 2021

	Aggregate Securitization Value	Residual Value
Beginning of Period	$1,210,316,368	$985,347,476
Change	(47,629,525)	(30,035,824)
End of Period	$1,162,686,843	$955,311,652

Residual Value as % of Agg. Securitization Value		82.16%

Delinquency

Leases with scheduled payment delinquent	Number of Leases	Agg. Securitization Value	Percentage(1)
0 - 30 days	49,721	1,157,118,240	99.52%
31 - 60 days	189	4,513,660	0.39%
61 - 90 days	41	898,476	0.08%
91 - 120 days	7	156,467	0.01%
Total	49,958	1,162,686,843	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	995	22,308,649	8,657	200,963,935
Standard terminations	557	10,003,200	3,113	56,763,525
Total retained by lessee	1,552	32,311,849	11,770	257,727,460
Returned Vehicles
Early terminations	3	51,146	733	11,603,537
Standard terminations	6	102,720	220	3,435,436
Total returned to dealer	9	153,866	953	15,038,973
Charged off leases / Repossessed vehicles	41	911,523	705	16,089,380
Repurchases	1	21,054	1	21,054
Other	0	0	0	0
Total terminations	1,603	33,398,292	13,429	288,876,867

Lease Extensions/Deferments

	Current Period
	Number of Leases	Agg. Securitization Value	Percentage

Term Extensions	719	11,621,940	0.96%

Deferments	13	311,909	0.03%

7

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	911,523	16,089,380
less: Sales proceeds	1,007,951	19,414,247
less: Excess wear and excess mileage received	0	25
less: Other amounts received	-	0
Net Credit (Gain) Loss	(96,428)	(3,324,892)

Residual (Gain) Loss on Returned Vehicles

Agg. Securitized Value of returned vehicles sold by Servicer	111,011	14,539,969
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	192,945	22,723,228
less: Excess wear and excess mileage received	5,426	66,134
less: Other recovery amounts	-	0
Residual (Gain) Loss	(87,360)	(8,249,393)

	Current Period	Prev. Month
Prepay Speed	0.8482%	0.6338%

Return Rate based on Scheduled to Terminate(2)	0.7015%	1.5424%

Return Rate based on Terminated Leases(3)	0.5614%	1.2784%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.

8